UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue	Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Sr. Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	November 5, 2012
Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:	$433,212,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206r102      284     7540 SH       Sole                     7540
Abbott Laboratories            COM              002824100     1061    15477 SH       Sole                    15477
Actuant Corp Cl A              COM              00508X203     8152   284850 SH       Sole                   284850
Altria Group Inc               COM              02209S103      257     7700 SH       Sole                     7700
Annaly Capital Management Inc. COM              035710409      502    29819 SH       Sole                    29819
Apache Corp                    COM              037411105     6075    70260 SH       Sole                    70260
Apple Computer                 COM              037833100    23243    34842 SH       Sole                    34842
Ball Corporation               COM              058498106     8380   198067 SH       Sole                   198067
Berkshire Hathaway Class B     COM              084670702     9080   102945 SH       Sole                   102945
Boeing                         COM              097023105      369     5299 SH       Sole                     5299
CVS Corporation                COM              126650100      443     9149 SH       Sole                     9149
Celgene Corp                   COM              151020104    10507   137521 SH       Sole                   137521
Chevron Corp                   COM              166764100    15800   135554 SH       Sole                   135554
Cisco Systems Inc              COM              17275R102     7981   417978 SH       Sole                   417978
Coca Cola Co.                  COM              191216100      733    19318 SH       Sole                    19318
Colgate-Palmolive Company      COM              194162103      445     4153 SH       Sole                     4153
ConocoPhillips                 COM              20825C104    10701   187138 SH       Sole                   187138
Costco Wholesale               COM              22160K105      730     7291 SH       Sole                     7291
Danaher Corp                   COM              235851102     9728   176388 SH       Sole                   176388
Deluxe Corporation             COM              248019101     6736   220412 SH       Sole                   220412
EMC Corporation                COM              268648102    10517   385651 SH       Sole                   385651
EQT Corp                       COM              26884L109    11243   190551 SH       Sole                   190551
Emerson Electric               COM              291011104      381     7900 SH       Sole                     7900
Exxon Mobil Corp               COM              30231G102      727     7955 SH       Sole                     7955
General Electric               COM              369604103      941    41428 SH       Sole                    41428
Goldman Sachs                  COM              38141G104     3914    34431 SH       Sole                    34431
Google Inc                     COM              38259P508    13570    17985 SH       Sole                    17985
Gorman-Rupp                    COM              383082104      236     8750 SH       Sole                     8750
Healthcare Select Sector SPDR  COM              81369y209     7200   179452 SH       Sole                   179452
Heinz H J Co.                  COM              423074103      385     6876 SH       Sole                     6876
Home Depot                     COM              437076102      678    11237 SH       Sole                    11237
I. B. M.                       COM              459200101     1077     5190 SH       Sole                     5190
IShares Russell 1000 Growth    COM              464287614     1277    19148 SH       Sole                    19148
Intel Corp                     COM              458140100      412    18206 SH       Sole                    18206
JP Morgan Chase & Co           COM              46625H100    10224   252575 SH       Sole                   252575
Kimberly Clark Corp.           COM              494368103      542     6322 SH       Sole                     6322
LKQ Corp                       COM              501889208     7418   401538 SH       Sole                   401538
Las Vegas Sands Corp           COM              517834107     6501   140188 SH       Sole                   140188
Lowe's Companies               COM              548661107     8878   293599 SH       Sole                   293599
Mattel Inc                     COM              577081102      422    11911 SH       Sole                    11911
MetLife, Inc.                  COM              59156R108    11178   324375 SH       Sole                   324375
Microsoft                      COM              594918104    12298   413230 SH       Sole                   413230
Mondelez Intl Inc (fmly Kraft  COM              609207105      643    15543 SH       Sole                    15543
Network Appliance Inc          COM              64110D104     3598   109430 SH       Sole                   109430
Nike Inc Class B               COM              654106103     4352    45859 SH       Sole                    45859
Nordstrom Inc                  COM              655664100      279     5050 SH       Sole                     5050
Paccar Inc                     COM              693718108      286     7149 SH       Sole                     7149
Parker Hannifin Corp           COM              701094104     8716   104287 SH       Sole                   104287
Paychex Inc                    COM              704326107      389    11693 SH       Sole                    11693
PepsiCo Inc.                   COM              713448108    13506   190839 SH       Sole                   190839
Pfizer Inc.                    COM              717081103      505    20308 SH       Sole                    20308
Philip Morris International In COM              718172109     1224    13608 SH       Sole                    13608
Potlatch Corp                  COM              737628107      534    14286 SH       Sole                    14286
Precision Castparts Corp       COM              740189105      294     1800 SH       Sole                     1800
Procter & Gamble               COM              742718109    12925   186351 SH       Sole                   186351
Qualcomm Inc                   COM              747525103    10492   167955 SH       Sole                   167955
RPM International Inc          COM              749685103      332    11647 SH       Sole                    11647
Real Estate Investment Trust E COM              922908553      395     6079 SH       Sole                     6079
S&P 500 Depository Receipt     COM              78462F103     8481    58906 SH       Sole                    58906
S&P Mid-Cap 400 ETF            COM              78467Y107     2051    11399 SH       Sole                    11399
S&P Small-Cap 600 iShares Trus COM              464287804     1474    19128 SH       Sole                    19128
SPDR S&P Dividend ETF          COM              78464a763    13295   228833 SH       Sole                   228833
St Jude Medical, Inc.          COM              790849103     9872   234322 SH       Sole                   234322
Starbucks Corporation          COM              855244109     8033   158408 SH       Sole                   158408
Target Corp                    COM              87612E106     9714   153054 SH       Sole                   153054
Technology Select Sector SPDR  COM              81369y803      677    21952 SH       Sole                    21952
Texas Capital Bancshares Inc   COM              88224Q107      232     4662 SH       Sole                     4662
Vanguard Total Stock Mkt ETF   COM              922908769     1150    15618 SH       Sole                    15618
Varian Medical Sys             COM              92220P105      314     5200 SH       Sole                     5200
Verizon Communications Inc     COM              92343V104      271     5947 SH       Sole                     5947
Visa Inc - Cl A                COM              92826c839    13952   103902 SH       Sole                   103902
W W Grainger Inc               COM              384802104      333     1600 SH       Sole                     1600
Waste Management, Inc.         COM              94106L109      388    12109 SH       Sole                    12109
iShares Russell 2000 Index Fun COM              464287655      527     6315 SH       Sole                     6315
Nestle SA ADR                  INTL EQ          641069406    10436   165095 SH       Sole                   165095
Royal Dutch Shell Spons ADR    INTL EQ          780259206      406     5854 SH       Sole                     5854
SPDR DJ Wilshire Intl Real Est INTL EQ          78463X863      404    10285 SH       Sole                    10285
SPDR S&P International Small C INTL EQ          78463x871      465    17017 SH       Sole                    17017
Sanofi-Aventis - ADR           INTL EQ          80105n105      406     9423 SH       Sole                     9423
Schlumberger Ltd.              INTL EQ          806857108     9103   125847 SH       Sole                   125847
Select Emerging Markets ETF- V INTL EQ          922042858     8459   202762 SH       Sole                   202762
Teva Pharmaceutical            INTL EQ          881624209     9356   225939 SH       Sole                   225939
Vanguard FSTE All-World Ex-U   INTL EQ          922042775     2456    57171 SH       Sole                    57171
Vodafone Group PLC Spons ADR   INTL EQ          92857w209     8936   313543 SH       Sole                   313543
iShares China 25 Index Fund    INTL EQ          464287184     3033    87671 SH       Sole                    87671
iShares S&P Global Utilities E INTL EQ          464288711      532    12624 SH       Sole                    12624
American Capital World Growth  Eq Fund          140543109      273     7566 SH       Sole                     7566
American High Income Trust - A Eq Fund          026547109      260    23300 SH       Sole                    23300
BlackRock Strategic Inc Oppty  Eq Fund          09256h310      129    12935 SH       Sole                    12935
Columbia Acorn Fund Z          Eq Fund          197199409      376    12060 SH       Sole                    12060
Vanguard Small Cap Growth Inde Eq Fund          922908827      326    13136 SH       Sole                    13136
Vanguard Short-Term Bond ETF   Bond Txbl ETF    921937827     3844    47198 SH       Sole                    47198
Vanguard Short-Term Corp Bond  Bond Txbl ETF    92206c409     2821    35114 SH       Sole                    35114
Vanguard Total Bond Market ETF Bond Txbl ETF    921937835      880    10335 SH       Sole                    10335
iShares Barclays 1-3 Yr Treasu Bond Txbl ETF    464287457      407     4814 SH       Sole                     4814
iShares Barclays 3-7 Yr Treasu Bond Txbl ETF    464288661      312     2522 SH       Sole                     2522
iShares Barclays Aggregate Bon Bond Txbl ETF    464287226      952     8464 SH       Sole                     8464
iShares Barclays Int Gov-Credi Bond Txbl ETF    464288612     1016     8981 SH       Sole                     8981
iShares iBoxx Inv Grade Corp B Bond Txbl ETF    464287242      704     5785 SH       Sole                     5785
BlackRock Municipal Inc Qualit Tax Ex Bond Fund 092479104      169    10000 SH       Sole                    10000
Mkt Vectors Pre-Ref Muni Bond  Tax Ex Bond Fund 57060u738      506    19841 SH       Sole                    19841
Nuveen Floating Rate Income Fu ETF              67072T108      566    45315 SH       Sole                    45315
S&P Small-Cap 600 Index iShare ETF              464287804      255     3306 SH       Sole                     3306
SPDR Gold Trust                ETF              78463V107      287     1670 SH       Sole                     1670
SPDR S&P Dividend ETF -OTHER   ETF              78464a763     1985    34167 SH       Sole                    34167
WisdomTree Equity Income Fund  ETF              97717w208      403     8512 SH       Sole                     8512
iShares S&P Preferred Stock In ETF              464288687      764    19156 SH       Sole                    19156
SPDR S&P Intl DVD ETF          ETF FOR          78463x772      890    19690 SH       Sole                    19690
WisdomTree Emerging Mkt Equity ETF FOR          97717w315      633    11788 SH       Sole                    11788